Shareholders’ equity (deficiency) - Schedule of Stock-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	$ 30,575	$ 18,998	$ 13,708
Stock Issued During Period, Shares, Employee Stock Ownership Plan	399,688	587,579	290,053
Cost of Sales [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	$ 2,227	$ 1,733	$ 1,283
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	6,663	4,673	2,974
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	10,216	6,478	5,041
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement expense	$ 11,469	$ 6,114	$ 4,410